Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jul. 29, 2023	Jul. 30, 2022	Jul. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
The table below shows compensation actually paid, as defined by the SEC in Item 402(v) of Regulation S-K (“Item 402(v)”), for our executives, and our financial performance for the fiscal years ended July 29, 2023, July 30, 2022, and July 31, 2021. For purposes of this discussion, our CEO is also referred to as our principal executive officer or “PEO” and our other named executive officers are referred to as our “Non-PEO NEOs”:

	Summary Compensation Table (“SCT”) Totals For:			Compensation Actually Paid (“CAP”) To:					Value of Initial Fixed $100 Investment Based On:
Year	PEO 1 ($) (1,2)	PEO 2 ($) (1,2)	PEO 3 ($) (1,2)	PEO 1 ($) (1,3)	PEO 2 ($) (1,3)	PEO 3 ($) (1,3)	Average SCT Total for Non-PEO NEOs ($) (1,2)	Average CAP to Non-PEO NEOs ($) (1,3)	Total Shareholder Return ($) (4)	Peer Group Total Shareholder Return ($) (5)	Net Loss (in thousands) ($) (6)	Adjusted EBITDA (in thousands) ($) (7)
2023	476,112	652,000	9,838,545	336,828	(2,670,068)	14,172,325	3,148,095	1,407,739	22.17	149.43	(171,973)	16,814
2022	N/A	3,134,920	N/A	N/A	(26,070,368)	N/A	5,631,793	(370,343)	26.95	138.47	(207,121)	(19,455)
2021	637,980	8,818,130	N/A	16,056,684	34,319,020	N/A	6,115,644	6,408,758	243.43	203.53	(8,876)	64,945

Company Selected Measure Name	adjusted EBITDA
Named Executive Officers, Footnote	NEOs included in these tables reflect the following individuals:

Year	PEO		Non-PEO NEOs
2023	PEO 1	Katrina Lake	Dan Jedda, Scott Darling, Sachin Dhawan, David Aufderhaar, Casey O'Connor
	PEO 2	Elizabeth Spaulding
	PEO 3	Matt Baer
2022	PEO 2	Elizabeth Spaulding	Dan Jedda, Scott Darling, Sachin Dhawan
2021	PEO 1	Katrina Lake	Dan Jedda, Scott Darling, Michael Smith
	PEO 2	Elizabeth Spaulding

Peer Group Issuers, Footnote	Peer Group TSR represents the cumulative total return on a fixed investment of $100 in the Standard and Poor’s Retail Select Industry Index for the period beginning on the last trading day of fiscal year ended August 1, 2020 through the end of each applicable fiscal year, assuming reinvestment of dividends.
Adjustment To PEO Compensation, Footnote	The following tables show the adjustments to the total compensation as reported in our SCT for our PEO, as well as the average for our non-PEO NEOs, to determine compensation actually paid (“CAP”), as computed in accordance with Item 402(v). We have not paid dividends historically and do not sponsor any pension arrangements; thus no adjustments are made for these items. Amounts do not reflect actual compensation earned by or paid to our NEOs during the applicable fiscal year.
For purposes of the below adjustments, the fair values of equity awards on the applicable date were determined in accordance with ASC Topic 718, using valuation methodologies that are generally consistent with those used to determine the grant date fair value for accounting purposes. The assumptions used in calculating such amounts are set forth in the notes to our audited consolidated financial statements included in our 2023 Annual Report.

Reconciliation of SCT Total to CAP for PEO 1	Fiscal Year
	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	476,112	—	637,980
Less: Amounts Reported in SCT for Stock and Option Awards Based on Grant Date Fair Value	432,180	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	—	—	—
Plus: Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years	(11,595)	—	10,205,560
Plus: Fair Value at Vesting of Stock and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	509,380	—	—
Plus: Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(204,889)	—	5,213,144
Plus: Fair Value as of Prior Fiscal Year-End of Stock and Option Awards Granted in Prior Fiscal Years That Were Forfeited During Fiscal Year	—	—	—
Compensation Actually Paid to PEO 1	336,828	—	16,056,684

Reconciliation of SCT Total to CAP for PEO 2	Fiscal Year
	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	652,000	3,134,920	8,818,130
Less: Amounts Reported in SCT for Stock and Option Awards Based on Grant Date Fair Value	—	2,224,000	7,952,210
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	—	2,388,000	6,912,703
Plus: Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years	—	(20,454,644)	19,197,865
Plus: Fair Value at Vesting of Stock and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	377,546	—	—
Plus: Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(413,585)	(8,914,644)	7,342,532
Plus: Fair Value as of Prior Fiscal Year-End of Stock and Option Awards Granted in Prior Fiscal Years That Were Forfeited During Fiscal Year	(3,286,030)	—	—
Compensation Actually Paid to PEO 2	(2,670,068)	(26,070,368)	34,319,020

Reconciliation of SCT Total to CAP for PEO 3	Fiscal Year
	2023 ($)	2022 ($)	2021 ($)
Summary Compensation Table Total	9,838,545	—	—
Less: Amounts Reported in SCT for Stock and Option Awards Based on Grant Date Fair Value	9,281,140	—	—
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	13,614,920	—	—
Plus: Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years	—	—	—
Plus: Fair Value at Vesting of Stock and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
Plus: Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	—	—	—
Plus: Fair Value as of Prior Fiscal Year-End of Stock and Option Awards Granted in Prior Fiscal Years That Were Forfeited During Fiscal Year	—	—	—
Compensation Actually Paid to PEO 3	14,172,325	—	—

Non-PEO NEO Average Total Compensation Amount	$ 3,148,095	$ 5,631,793	$ 6,115,644
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,407,739	(370,343)	6,408,758
Adjustment to Non-PEO NEO Compensation Footnote

Reconciliation of SCT Total to CAP for Non-PEO NEOs	Fiscal Year
	2023 ($)	2022 ($)	2021 ($)
Average Summary Compensation Table Total	3,148,095	5,631,793	6,115,644
Less: Amounts Reported in SCT for Stock and Option Awards Based on Grant Date Fair Value	2,590,187	5,072,817	5,597,028
Plus: Fair Value at Fiscal Year-End of Outstanding and Unvested Stock and Option Awards Granted in Fiscal Year	1,992,747	2,787,504	4,792,012
Plus: Change in Fair Value of Outstanding and Unvested Stock and Option Awards Granted in Prior Fiscal Years	(16,692)	(2,880,843)	544,726
Plus: Fair Value at Vesting of Stock and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	173,645	712,731	772,397
Plus: Change in Fair Value as of Vesting Date of Stock and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(219,292)	(1,548,711)	894,362
Plus: Fair Value as of Prior Fiscal Year-End of Stock and Option Awards Granted in Prior Fiscal Years That Were Forfeited During Fiscal Year	(1,080,577)	—	(1,113,354)
Average Compensation Actually Paid to Non-PEO NEOs	1,407,739	(370,343)	6,408,758

Compensation Actually Paid vs. Total Shareholder Return
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our peer group:

Compensation Actually Paid vs. Net Income	The following chart illustrates the CAP for our PEOs and the average CAP for our Non-PEO NEOs against our net loss:
Compensation Actually Paid vs. Company Selected Measure	The following chart illustrates the CAP for our PEOs and the average CAP for our Non-PEO NEOs against our adjusted EBITDA. Refer to Appendix A to this proxy statement for a reconciliation of net loss, the most comparable GAAP financial measure, to adjusted EBITDA for each of the fiscal years presented.
Total Shareholder Return Vs Peer Group
The following chart illustrates the relationship between CAP for our PEO and the average CAP for our Non-PEO NEOs against our TSR, as well as the relationship between our TSR and the TSR of our peer group:

Tabular List, Table	TSR •Net Income (Loss) •Adjusted EBITDA
Total Shareholder Return Amount	$ 22.17	26.95	243.43
Peer Group Total Shareholder Return Amount	149.43	138.47	203.53
Net Income (Loss)	$ (171,973,000)	$ (207,121,000)	$ (8,876,000)
Company Selected Measure Amount	16,814,000	(19,455,000)	64,945,000
Additional 402(v) Disclosure	Amounts reflect total compensation as reported in our Summary Compensation Table (“SCT”) for our NEOs for each applicable fiscal year.Total Shareholder Return (“TSR”) represents the cumulative total return to stockholders on a fixed investment of $100 in our Class A common stock for the period beginning on the last trading day of fiscal year ended August 1, 2020 through the end of each applicable fiscal year, assuming reinvestment of dividends. The Company has not paid dividends historically. The dollar amounts reported represent the net loss reflected in the Company’s audited consolidated financial statements for each applicable year.
Measure:: 1
Pay vs Performance Disclosure
Name	TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Net Income (Loss)
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	The dollar amounts reported represent our adjusted EBITDA reflected in the Company’s audited consolidated financial statements for each applicable fiscal year. We define adjusted EBITDA as net loss excluding interest income, other income (expense), net, provision (benefit) for income taxes, depreciation and amortization, stock-based compensation expense, and restructuring and other one-time costs. Refer to Appendix A to this proxy statement for a reconciliation of net loss, the most comparable GAAP financial measure, to adjusted EBITDA for each of the fiscal years presented.
Katrina Lake [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 476,112	$ 0	$ 637,980
PEO Actually Paid Compensation Amount	$ 336,828	0	$ 16,056,684
PEO Name	Katrina Lake		Katrina Lake
Elizabeth Spaulding [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 652,000	3,134,920	$ 8,818,130
PEO Actually Paid Compensation Amount	$ (2,670,068)	$ (26,070,368)	$ 34,319,020
PEO Name	Elizabeth Spaulding	Elizabeth Spaulding	Elizabeth Spaulding
Matt Baer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 9,838,545	$ 0	$ 0
PEO Actually Paid Compensation Amount	$ 14,172,325	0	0
PEO Name	Matt Baer
PEO | Katrina Lake [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 432,180	0	0
PEO | Katrina Lake [Member] | Equity Awards Granted In Fiscal Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Katrina Lake [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,595)	0	10,205,560
PEO | Katrina Lake [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	509,380	0	0
PEO | Katrina Lake [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(204,889)	0	5,213,144
PEO | Katrina Lake [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Elizabeth Spaulding [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,224,000	7,952,210
PEO | Elizabeth Spaulding [Member] | Equity Awards Granted In Fiscal Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,388,000	6,912,703
PEO | Elizabeth Spaulding [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(20,454,644)	19,197,865
PEO | Elizabeth Spaulding [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	377,546	0	0
PEO | Elizabeth Spaulding [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(413,585)	(8,914,644)	7,342,532
PEO | Elizabeth Spaulding [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,286,030)	0	0
PEO | Matt Baer [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,281,140	0	0
PEO | Matt Baer [Member] | Equity Awards Granted In Fiscal Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,614,920	0	0
PEO | Matt Baer [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Matt Baer [Member] | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Matt Baer [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Matt Baer [Member] | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,590,187	5,072,817	5,597,028
Non-PEO NEO | Equity Awards Granted In Fiscal Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,992,747	2,787,504	4,792,012
Non-PEO NEO | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,692)	(2,880,843)	544,726
Non-PEO NEO | Equity Awards Granted During The Year, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	173,645	712,731	772,397
Non-PEO NEO | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(219,292)	(1,548,711)	894,362
Non-PEO NEO | Equity Awards That Failed To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,080,577)	$ 0	$ (1,113,354)